11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
July 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK 0000842790

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class AX, Class C, Class CX, Class R, Class Y,  Invesco Cash Reserve, Investor Class, Class R5 and Class R6 shares of:
Invesco Corporate Bond Fund, Invesco Global Real Estate Fund, Invesco Government Money Market Fund, Invesco High Yield Bond Factor (formerly Invesco Oppenheimer Global High Yield Fund), Invesco High Yield Fund, Invesco Income Fund, Invesco Intermediate Bond Factor Fund (formerly Invesco Oppenheimer Intermediate Income Fund), Invesco Oppenheimer Government Money Market Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund and Invesco Short Term Bond Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 102 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 29, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle
Senior Counsel